Exhibit 99.1

World Omni Auto Receivables Trust 2023-A
Monthly Servicer Certificate
September 30, 2024

Dates Covered
Collections Period	09/01/24 - 09/30/24
Interest Accrual Period	09/16/24 - 10/14/24
30/360 Days	30
Actual/360 Days	29
Distribution Date	10/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/24	482,502,250.67	25,082
Yield Supplement Overcollateralization Amount 08/31/24	39,509,320.86	0
Receivables Balance 08/31/24	522,011,571.53	25,082
Principal Payments	21,448,896.47	1,182
Defaulted Receivables	715,460.91	36
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/24	37,217,937.23	0
Pool Balance at 09/30/24	462,629,276.92	23,864

Pool Statistics	$ Amount	# of Accounts
Pool Factor	44.76%
Prepayment ABS Speed	1.45%
Aggregate Starting Principal Balance	1,116,806,264.43	45,522

Delinquent Receivables:
Past Due 31-60 days	7,800,421.81	317
Past Due 61-90 days	2,609,357.86	93
Past Due 91-120 days	778,264.32	25
Past Due 121+ days	0.00	0
Total	11,188,043.99	435

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.24%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.68%
Delinquency Trigger Occurred	NO

Recoveries	430,939.35
Aggregate Net Losses/(Gains) - September 2024	284,521.56
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.65%
Prior Net Losses/(Gains) Ratio	0.46%
Second Prior Net Losses/(Gains) Ratio	0.39%
Third Prior Net Losses/(Gains) Ratio	0.34%
Four Month Average	0.46%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.42%

Overcollateralization Target Amount	5,038,175.22
Actual Overcollateralization	5,038,175.22
Weighted Average Contract Rate	5.77%
Weighted Average Contract Rate, Yield Adjusted	10.28%
Weighted Average Remaining Term	45.57

Flow of Funds	$ Amount
Collections	24,379,823.98
Investment Earnings on Cash Accounts	24,591.97
Servicing Fee	(435,009.64)
Transfer to Collection Account	-
Available Funds	23,969,406.31

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,746,797.64
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	126,714.08
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	65,772.00
(7) Noteholders' Third Priority Principal Distributable Amount	14,834,798.53
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,038,175.22
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,157,148.84

Total Distributions of Available Funds	23,969,406.31

Servicing Fee	435,009.64
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	962,280,000.00
Original Class B	30,230,000.00
Original Class C	15,120,000.00

Total Class A, B, & C
Note Balance @ 09/16/24	477,464,075.45
Principal Paid	19,872,973.75
Note Balance @ 10/15/24	457,591,101.70

Class A-1
Note Balance @ 09/16/24	0.00
Principal Paid	0.00
Note Balance @ 10/15/24	0.00
Note Factor @ 10/15/24	0.0000000%

Class A-2a
Note Balance @ 09/16/24	38,306,868.47
Principal Paid	13,936,554.26
Note Balance @ 10/15/24	24,370,314.21
Note Factor @ 10/15/24	9.4370795%

Class A-2b
Note Balance @ 09/16/24	16,317,206.98
Principal Paid	5,936,419.49
Note Balance @ 10/15/24	10,380,787.49
Note Factor @ 10/15/24	9.4370795%

Class A-3
Note Balance @ 09/16/24	279,880,000.00
Principal Paid	0.00
Note Balance @ 10/15/24	279,880,000.00
Note Factor @ 10/15/24	100.0000000%

Class A-4
Note Balance @ 09/16/24	97,610,000.00
Principal Paid	0.00
Note Balance @ 10/15/24	97,610,000.00
Note Factor @ 10/15/24	100.0000000%

Class B
Note Balance @ 09/16/24	30,230,000.00
Principal Paid	0.00
Note Balance @ 10/15/24	30,230,000.00
Note Factor @ 10/15/24	100.0000000%

Class C
Note Balance @ 09/16/24	15,120,000.00
Principal Paid	0.00
Note Balance @ 10/15/24	15,120,000.00
Note Factor @ 10/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,939,283.72
Total Principal Paid	19,872,973.75
Total Paid	21,812,257.47

Class A-1
Coupon	4.86700%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.18000%
Interest Paid	165,357.98
Principal Paid	13,936,554.26
Total Paid to A-2a Holders	14,101,912.24

Class A-2b
SOFR Rate	5.34207%
Coupon	5.77207%
Interest Paid	75,870.49
Principal Paid	5,936,419.49
Total Paid to A-2b Holders	6,012,289.98

Class A-3
Coupon	4.83000%
Interest Paid	1,126,517.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,126,517.00

Class A-4
Coupon	4.66000%
Interest Paid	379,052.17
Principal Paid	0.00
Total Paid to A-4 Holders	379,052.17

Class B
Coupon	5.03000%
Interest Paid	126,714.08
Principal Paid	0.00
Total Paid to B Holders	126,714.08

Class C
Coupon	5.22000%
Interest Paid	65,772.00
Principal Paid	0.00
Total Paid to C Holders	65,772.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.9245990
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.7224911
Total Distribution Amount	21.6470901

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.6403268
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	53.9674499
Total A-2a Distribution Amount	54.6077767

A-2b Interest Distribution Amount	0.6897317
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	53.9674499
Total A-2b Distribution Amount	54.6571816

A-3 Interest Distribution Amount	4.0250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.0250000

A-4 Interest Distribution Amount	3.8833334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.8833334

B Interest Distribution Amount	4.1916666
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.1916666

C Interest Distribution Amount	4.3500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.3500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	746.48
Noteholders' Principal Distributable Amount	253.52

Account Balances	$ Amount
Reserve Account
Balance as of 09/16/24	5,038,175.22
Investment Earnings	20,870.33
Investment Earnings Paid	(20,870.33)
Deposit/(Withdrawal)	-
Balance as of 10/15/24	5,038,175.22
Change	-

Required Reserve Amount	5,038,175.22

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,602,805.39	4,025,604.33	3,511,627.40
Number of Extensions	93	132	129
Ratio of extensions to Beginning of Period Receivables Balance	0.50%	0.74%	0.62%